FINANCIAL INSTRUMENTS - NARRATIVE (Details) - Interest Rate Swap - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Initial cash collateral	$ 2.5
Restricted cash and cash equivalents	$ 29.4	$ 14.8